Benefits offered to employees (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of year	R$ 620	R$ 551
Current service cost	14	13
Interest cost	45	42
Benefits paid	(24)	(21)
Actuarial losses (gain)	(58)	27
Exchange variation	21	8
Balance at the end of the year	618	620
Health Insurance [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	368	322
Current service cost	5	5
Interest cost	31	29
Benefits paid	(17)	(15)
Actuarial losses (gain)	(62)	27
Balance at the end of the year	325	368
Benefit Plans [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	252	229
Current service cost	9	8
Interest cost	14	13
Benefits paid	(7)	(6)
Actuarial losses (gain)	4
Exchange variation	21	8
Balance at the end of the year	R$ 293	R$ 252